DISCONTINUED OPERATIONS - Results of the discontinued operations (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
DISCONTINUED OPERATIONS
Revenues	$ 472,568,586
Cost of revenues	(457,058,538)
Gross Profit	15,510,048
Operating (expenses)/income:
Selling and marketing	(24,259,869)
General and administrative	(32,341,022)
Research and development	(14,715,027)
Other income	8,776,633
Impairment loss of assets	0	$ (6,880,115)	$ 0	$ 0
Total operating expenses	(62,539,285)
Loss from operations	(47,029,237)
Interest income	1,144,135
Interest expenses	(25,518,288)
Exchange gain	(7,095,061)
Loss on derivatives	(1,284,379)
Loss from discontinued operations before income taxes	(79,782,830)	0	0	(79,782,830)
Income tax benefit, net	4,748,324	0	0	4,748,324
Income from discontinued operations, net of tax	$ (75,034,506)	$ 0	$ 0	$ 31,257,707